FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of Financial Assets

	As of December 31, 2020
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	278,939
Investments
Mutual funds	19,284	—	—
Contribution to funds	—	—	615
Trade receivables	—	—	201,664
Other assets	—	—	15,100
Other receivables	—	—	6,250
Other financial assets
Convertible notes	1,166	—	—
Foreign exchange forward contracts	327	165	—
Guarantee payments related to the future lease of a property under construction	—	—	4,553
Equity investment	10,478	—	—
Others	—	—	35

	As of December 31, 2020
	FVTPL	FVTOCI	Amortised cost
Financial liabilities
Trade payables	—	—	40,506
Borrowings	—	—	25,968
Other financial liabilities
Foreign exchange forward contracts	93	—	—
Other financial liabilities related to business combinations	43,724	—	49,644
Interest rate SWAP	605	132	—
Lease liabilities	—	—	87,598
Other liabilities	—	—	81

	As of December 31, 2019
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	62,721
Investments
Mutual funds	19,384	—	—
LETEs	—	396	—
Contribution to risk funds	—	—	418
Trade receivables	—	—	156,676
Other assets	—	—	21,235
Other receivables	—	—	4,002
Other financial assets
Convertible notes	3,536	—	—
Foreign exchange forward contracts	1,220	71	—
Guarantee payments related to the future lease of a property under construction	—	—	1,383

Financial liabilities
Trade payables	—	—	36,987
Borrowings	—	—	51,386
Other financial liabilities
Foreign exchange forward contracts	—	—	—
Other financial liabilities related to business combinations	10,554	—	—
Lease liabilities	—	—	61,363
Other liabilities	—	—	368
Except as detailed in the following table, the carrying amounts of financial assets and liabilities included in the consolidated statement of financial position as of December 31, 2020 and 2019, are a reasonable approximation of fair value due to the short time of realization.

	As of December 31, 2020		As of December 31, 2019
	Carrying amount	Fair value	Carrying amount	Fair value
Non-current assets
Other receivables
Guarantee deposits	3,091	3,039	2,683	2,571
Other assets	6,954	6,278	7,796	7,140
Non-current liabilities
Trade payables	5,240	4,735	5,500	5,101
Borrowings	25,061	25,382	50,188	51,070
As of December 31, 2020 and 2019, the foreign exchange forward contracts that were recognized as financial assets and liabilities at fair value through profit or loss were as follows:

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 28, 2021	Colombian Peso	3,530.13	3,433.13	226
January 28, 2021	Colombian Peso	3,475.25	3,431.93	101
Fair value as of December 31, 2020				327

January 27, 2020	Indian Rupee	72.36	71.56	11
January 31, 2020	Chilean Peso	747.68	751.57	5
January 31, 2020	Colombian Peso	3,323.65	3,281.28	39
January 31, 2020	Colombian Peso	3,515.42	3,281.94	356
January 31, 2020	Colombian Peso	3,512.66	3,281.93	422
January 31, 2020	Uruguayan Peso	38.09	37.73	29
February 25, 2020	Indian Rupee	71.45	71.77	7
February 28, 2020	Colombian Peso	3,518.27	3,288.08	351
Fair value as of December 31, 2019				1,220

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 29, 2021	Argentine Peso	90.50	87.60	(86)
Fair value as of December 31, 2020				(86)

Schedule of Financial Liabilities
Outstanding balances of other financial liabilities related to the above mentioned acquisitions as of December 31, 2020 and 2019 are as follows:

	As of December 31, 2020		As of December 31, 2019
	Other financial liabilities - current	Other financial liabilities - non current	Other financial liabilities - current	Other financial liabilities - non current

Clarice	—	—	1,580	—
Ratio	—	—	903	—
PointSource	—	—	1,086	—
Avanxo	1,145	—	1,147	1,102
Belatrix	—	—	4,221	—
BI Live	138	397	—	515
Grupo ASSA	11,218	13,343	—	—
Xappia	4,761	2,382	—	—
Giant Monkey Robot	2,467	1,924	—	—
Bluecap	—	55,593	—	—
Total	19,729	73,639	8,937	1,617

	As of December 31, 2020
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	278,939
Investments
Mutual funds	19,284	—	—
Contribution to funds	—	—	615
Trade receivables	—	—	201,664
Other assets	—	—	15,100
Other receivables	—	—	6,250
Other financial assets
Convertible notes	1,166	—	—
Foreign exchange forward contracts	327	165	—
Guarantee payments related to the future lease of a property under construction	—	—	4,553
Equity investment	10,478	—	—
Others	—	—	35

	As of December 31, 2020
	FVTPL	FVTOCI	Amortised cost
Financial liabilities
Trade payables	—	—	40,506
Borrowings	—	—	25,968
Other financial liabilities
Foreign exchange forward contracts	93	—	—
Other financial liabilities related to business combinations	43,724	—	49,644
Interest rate SWAP	605	132	—
Lease liabilities	—	—	87,598
Other liabilities	—	—	81

	As of December 31, 2019
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	62,721
Investments
Mutual funds	19,384	—	—
LETEs	—	396	—
Contribution to risk funds	—	—	418
Trade receivables	—	—	156,676
Other assets	—	—	21,235
Other receivables	—	—	4,002
Other financial assets
Convertible notes	3,536	—	—
Foreign exchange forward contracts	1,220	71	—
Guarantee payments related to the future lease of a property under construction	—	—	1,383

Financial liabilities
Trade payables	—	—	36,987
Borrowings	—	—	51,386
Other financial liabilities
Foreign exchange forward contracts	—	—	—
Other financial liabilities related to business combinations	10,554	—	—
Lease liabilities	—	—	61,363
Other liabilities	—	—	368

Schedule of Sensitivity Analysis for Types of Market Risk
The following tables illustrate the Company's sensitivity to increases and decreases in the U.S. dollar against the relevant foreign currency. The following sensitivity analysis includes outstanding foreign currency denominated monetary items at December 31, 2020 and adjusts their translation at the year-end for changes in U.S. dollars against the relevant foreign currency.

			Gain/(loss)
Account	Currency	Amount	% Increase	Amount	% Decrease	Amount

Net balances	Argentine pesos	(1,494)	40%	427	10%	(166)
	Chilean pesos	11,726	10%	(1,066)	10%	1,303
	Colombian pesos	(12,182)	10%	1,107	10%	(1,354)
	Indian rupees	(1,435)	10%	130	10%	(159)
	Uruguayan pesos	(3,419)	10%	311	10%	(380)
	European Union euros	(55,593)	10%	5,054	10%	(6,177)
	Total	(62,397)		5,963		(6,933)

Schedule of Interest Rate Swaps Outstanding
Interest rate swap contracts outstanding as of December 31, 2020:

		Floating rate	Fixed rate	Fair value
Maturity Date	Notional	receivable	payable	liabilities

Hedge instrument
April 30, 2024	25,000	1month LIBOR	0.355%	(132)
Fair value as of December 31, 2020				(132)

Instruments for which hedge accounting has been discontinued
March 11, 2024	15,000	1month LIBOR	0.647%	(230)
March 31, 2023	15,000	1month LIBOR	0.511%	(123)
March 12, 2024	20,000	1month LIBOR	0.566%	(252)
Fair value as of December 31, 2020				(605)

Schedule of Maturity Analysis for Non-derivative Financial Liabilities
The table below analyzes financial liabilities into relevant maturity groups based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Expected Maturity Date
	2021	2022	2023	Thereafter	Total

Trade payables	35,266	2,400	1,485	1,355	40,506
Borrowings	1,440	589	527	26,054	28,610
Lease liabilities	19,511	20,011	18,214	44,899	102,635
Other financial liabilities(*)	19,493	33,540	20,989	6,461	80,483
TOTAL	75,710	56,540	41,215	78,769	252,234
(*) The amounts disclosed in the line of other financial liabilities do not include foreign exchange forward contracts, interest rate SWAP and 16,757 related to business combinations payments through subscription agreements.
Schedule of Fair Value Measurement of Assets
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	19,284	—	19,284
Foreign exchange forward contracts	—	492	—	492
Convertibles notes	—	130	1,036	1,166
Equity instrument	—	—	10,478	10,478

Financial liabilities
Contingent consideration	—	—	43,724	43,724
Foreign exchange forward contracts	—	93	—	93
Interest rate SWAP	—	737	—	737

(1) Mutual funds are measured at fair value through profit or loss, based on the changes of the fund's net asset value.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds	—	19,384	—	19,384
LETEs	—	396	—	396
Foreign exchange forward contracts	—	1,291	—	1,291
Convertibles notes	—	111	3,425	3,536

Financial liabilities
Contingent consideration	—	—	9,252	9,252

Schedule of Fair Value Measurement of Liabilities
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	19,284	—	19,284
Foreign exchange forward contracts	—	492	—	492
Convertibles notes	—	130	1,036	1,166
Equity instrument	—	—	10,478	10,478

Financial liabilities
Contingent consideration	—	—	43,724	43,724
Foreign exchange forward contracts	—	93	—	93
Interest rate SWAP	—	737	—	737

(1) Mutual funds are measured at fair value through profit or loss, based on the changes of the fund's net asset value.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds	—	19,384	—	19,384
LETEs	—	396	—	396
Foreign exchange forward contracts	—	1,291	—	1,291
Convertibles notes	—	111	3,425	3,536

Financial liabilities
Contingent consideration	—	—	9,252	9,252

Schedule of Changes in Measurement of Contingent Consideration
The following table shows the results from remeasurement of the contingent considerations described above:

	For the year ended December 31,
	2020	2019	2018
Loss on remeasurement of the contingent consideration of Belatrix	(3,633)	—	—
(Loss) gain on remeasurement of the contingent consideration of PointSource	—	(16)	5,506
Loss on remeasurement of the contingent consideration of Avanxo	—	(4)	—
Loss on remeasurement of the contingent consideration of Clarice	—	(3)	—
Gain on remeasurement of the contingent consideration of L4	—	—	1,848
Loss on remeasurement of the contingent consideration of Ratio	—	(62)	(654)
Gain on remeasurement of the contingent consideration of Grupo Assa	1,202
TOTAL	(2,431)	(85)	6,700
The following table shows the reconciliation of recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	Financial Assets	Financial liabilities
	Convertible notes	Contingent consideration
December 31, 2018	—	9,767
Fair value remeasurement (1)	—	85
Acquisition of business (1)	—	6,835
Payments (2)	3,350	(7,695)
Interests (1)	75	260
December 31, 2019	3,425	9,252

	Financial Assets		Financial liabilities
	Convertible notes	Equity instrument	Contingent consideration
December 31, 2019	3,425	—	9,252
Fair value remeasurement (1)	—	—	2,431
Acquisition of business (1)	—	—	43,082
Acquisition of investment (2)	—	9,167	—
Exercise of conversion option (1)	(1,311)	1,311	—
Instrument sold (2)	(1,800)	—	—
Payments (2)	701	—	(11,400)
Interests (1)	21	—	359
December 31, 2020	1,036	10,478	43,724

(1) Non-cash transactions.
(2) Cash transactions included in investing activities in the Consolidated Statement of Cash Flows.
Schedule of Quantitative Information About Significant Unobservable Inputs Use in Level 3 Fair Value Measurement
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Description	Fair Value at December 31, 2020	Unobservable inputs	Range of inputs	Relationship of unobservable inputs to Fair Value
Contingent consideration	43,724	Risk adjusted discount rate	Between 1.78% and 4.35%	An increase in the discount rates by 1% would decrease the fair value by $493 and a decrease in the discount rates by 1% would increase the fair value by $506

Contingent consideration	43,724	Expected revenues	Between 2,547 and 97,797	An increase in the expected revenues by 10% would increase the fair value by 10,589 and a decrease in the expected revenues by 10% would decrease the fair value by 17,183

Schedule of Hedging Instruments Outstanding
The following table detail the foreign currency forward contracts outstanding as of December 31, 2020:

Hedging instruments - Outstanding contracts

	Currency	Foreign currency	Notional foreign	Fair value assets
Settlement date	from contracts	rate from contracts	currency rate
January 15, 2021	Mexican Peso	20.15	19.93	22
January 27, 2021	Indian Rupee	73.72	73.31	2
January 27, 2021	Indian Rupee	73.72	73.31	3
January 27, 2021	Indian Rupee	73.72	73.31	3
January 27, 2021	Indian Rupee	73.71	73.31	1
January 28, 2021	Colombian Peso	3,490.10	3,433.08	133
January 29, 2021	Uruguayan Peso	42.51	42.47	1
Fair value as of December 31, 2020				165

January 31, 2020	Argentine Peso	66.45	62.20	71
Fair value as of December 31, 2019				71